UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         08/10/2012
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   2

     Form 13F Information Table Entry Total:            161

     Form 13F Information Table Value Total:   $     509918
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
3M Company                              COM           88579Y101      136    1517   SH         Defined            1517
3M Company                              COM           88579Y101      179    2000   SH           Other                           2000
Abbott Laboratories                     COM           002824100      542    8402   SH         Defined            8402
Alexanders Incorporated                 COM           014752109      259     600   SH         Defined             600
American Express Co.                    COM           025816109      108    1856   SH         Defined            1856
American Express Co.                    COM           025816109      146    2500   SH           Other                           2500
American International Group Inc.       COM NEW       026874784      476   14833   SH         Defined           14833
American International Group Inc.       COM NEW       026874784      764   23800   SH           Other                          23800
American Natl Ins Common                COM           028591105      285    4000   SH         Defined            4000
American Natl Ins Common                COM           028591105      620    8700   SH           Other                           8700
American Tower Corp Common              COM           03027X100      195    2795   SH         Defined            2795
American Tower Corp Common              COM           03027X100      489    7000   SH           Other                           7000
Amgen Inc Com                           COM           031162100      583    8000   SH         Defined            8000
Anadarko Pete Corp Common               COM           032511107      536    8100   SH           Other                           8100
Ansys Inc.                              COM           03662Q105      207    3276   SH         Defined            3276
Apple Computer Inc                      COM           037833100     7012   12006   SH         Defined           12006
Apple Computer Inc                      COM           037833100     1010    1730   SH           Other                           1730
AT & T Inc                              COM           00206R102      279    7827   SH         Defined            7827
Berkshire Hathaway Class B New          CL B NEW      084670702      417    5000   SH           Other                           5000
Buckeye Partners LP                     UNIT LTD PTN  118230101     9142  175233   SH         Defined          175233
Canadian Nat Res Ltd Common             COM           136385101      411   15300   SH           Other                          15300
Celgene Corp Common                     COM           151020104      289    4500   SH           Other                           4500
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108     7874  289393   SH         Defined          289393
Chevron Corp                            COM           166764100     1321   12523   SH         Defined           12523
Chipotle Mexican Grill                  COM           169656105      380    1000   SH           Other                           1000
CNA Finl Corp Common                    COM           126117100      471   17000   SH         Defined           17000
CNA Finl Corp Common                    COM           126117100      435   15700   SH           Other                          15700
Coca-cola Co Com                        COM           191216100      576    7369   SH         Defined            7369
Colgate Palmolive Co Com                COM           194162103      268    2575   SH           Other                           2575
Conoco Phillips                         COM           20825C104      614   10982   SH         Defined           10982
Consolidated Edison Inc                 COM           209115104      574    9236   SH         Defined            9236
Costco Wholesale Corp.                  COM           22160K105      315    3311   SH         Defined            3311
Dillards Inc Class A                    CL A          254067101      681   10700   SH           Other                          10700
Ecolab Inc Com                          COM           278865100      514    7500   SH           Other                           7500
EGShares Emerging Markets Consumer      EGS EMKCN ET  268461779     9948  431160   SH         Defined          431160
El Paso Pipeline Partners L P           COM UNIT LPI  283702108     8264  244510   SH         Defined          244510
Enbridge Energy Partners, L.P.          COM           29250R106    11366  369400   SH         Defined          369400
Energy Transfer Equity L P              COM UT LT PTN 29273V100     7805  190261   SH         Defined          190261
Enterprise Products Partners LP         COM           293792107    15364  299848   SH         Defined          299848
Estee Lauder Companies Inc.             CL A          518439104      406    7500   SH           Other                           7500
Ev Energy Partners, LP                  COM UNITS     26926V107     2889   57251   SH         Defined           57251
Exxon Mobil Corp                        COM           30231G102     3517   41104   SH         Defined           41104
Fedex Corp Com                          COM           31428X106      220    2400   SH         Defined            2400
Fedex Corp Com                          COM           31428X106      418    4565   SH           Other                           4565
General Electric                        COM           369604103     1467   70404   SH         Defined           70404
General Electric                        COM           369604103      427   20500   SH           Other                          20500
Genon Energy Inc Common                 COM           37244E107      300  175241   SH         Defined          175241
Genon Energy Inc Common                 COM           37244E107      286  167000   SH           Other                         167000
Google Inc-Cl A                         CL A          38259P508       88     151   SH         Defined             151
Google Inc-Cl A                         CL A          38259P508      589    1015   SH           Other                           1015
Guggenheim Frontier Mkts Etf            GUGG FRNTR MK 18383Q838      558   28603   SH         Defined           28603
Hugoton Royalty Tr                      UNIT BEN INT  444717102      310   39733   SH         Defined           39733
Illinois Tool Wks Inc Com               COM           452308109      312    5906   SH         Defined            5906
Ingram Micro Inc.                       CL A          457153104      594   34000   SH         Defined           34000
Ingram Micro Inc.                       CL A          457153104      681   39000   SH           Other                          39000
Intel Corporation                       COM           458140100      685   25701   SH         Defined           25701
Intel Corporation                       COM           458140100      541   20400   SH           Other                          20400
International Business Machines Corp.   COM           459200101      722    3690   SH         Defined            3690
International Business Machines Corp.   COM           459200101      782    4000   SH           Other                           4000
iShares Barclay's 1-3 Year Treasury Bnd BARCLYS 1-3 Y 464287457     2798   33160   SH         Defined           33160
iShares MSCI EAFE Index                 MSCI EAFE IDX 464287465      767   15356   SH         Defined           15356
iShares S & P Europe Index              S&P EURO PLUS 464287861      553   16411   SH         Defined           16411
iShares S&P 500 Growth Index Fund       S&P500 GRW    464287309    62231  846561   SH         Defined          846561
Jetblue Airways Corporation             COM           477143101      572  108000   SH         Defined          108000
Jetblue Airways Corporation             COM           477143101      530  100000   SH           Other                         100000
Johnson & Johnson                       COM           478160104     2380   35231   SH         Defined           35231
Johnson & Johnson                       COM           478160104      554    8200   SH           Other                           8200
JPMorgan Alerian MLP ETN                ALERIAN ML ET 46625H365    24234  629582   SH         Defined          629582
Jpmorgan Chase & Co                     COM           46625H100      347    9708   SH         Defined            9708
Jpmorgan Chase & Co                     COM           46625H100      545   15250   SH           Other                          15250
Kayne Anderson Energy Development Co    COM           48660Q102      227    9138   SH         Defined            9138
Kayne Anderson MLP Investment Co.       COM           486606106     4596  149360   SH         Defined          149360
Kinder Morgan Energy Partners L P       UT LTD PTNR   494550106     8650  110075   SH         Defined          110075
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      626   56000   SH         Defined           56000
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      370   33100   SH           Other                          33100
Leucadia National Corp                  COM           527288104      351   16500   SH         Defined           16500
Lyondellbasell Industries N.v., Rotterd SHS - A -     N53745100      604   15000   SH           Other                          15000
M / I Homes Inc Common                  COM           55305B101      485   28000   SH         Defined           28000
M / I Homes Inc Common                  COM           55305B101      433   25000   SH           Other                          25000
Magellan Midstream Partners LP          COM UT RP LP  559080106    13965  197693   SH         Defined          197693
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     1710   34523   SH         Defined           34523
Market Vectors Oil Services             OIL SVCS ETF  57060U191      803   22542   SH         Defined           22542
Mastercard Inc Class A                  CL A          57636Q104      122     284   SH         Defined             284
Mastercard Inc Class A                  CL A          57636Q104      430    1000   SH           Other                           1000
McCormick & Co Inc Com Non Vtg          COM NON VTG   579780206      243    4000   SH           Other                           4000
McDonalds Corp Com                      COM           580135101      395    4461   SH         Defined            4461
McDonalds Corp Com                      COM           580135101       22     250   SH           Other                            250
Micron Technology Inc Com               COM           595112103      473   75000   SH         Defined           75000
Micron Technology Inc Com               COM           595112103      558   88400   SH           Other                          88400
Microsoft Corp.                         COM           594918104      705   23041   SH         Defined           23041
Microsoft Corp.                         COM           594918104      612   20000   SH           Other                          20000
National Oilwell Varco Inc Common       COM           637071101      258    4000   SH           Other                           4000
Nextera Energy Inc Common New           COM           65339F101       94    1359   SH         Defined            1359
Nextera Energy Inc Common New           COM           65339F101      220    3200   SH           Other                           3200
Norfolk Southern Corp                   COM           655844108      215    3000   SH           Other                           3000
Novartis Ag Sponsored Adr               SPONSORED ADR 66987V109      341    6100   SH           Other                           6100
Nustar Energy L.P.                      UNIT COM      67058H102     7868  146003   SH         Defined          146003
Occidental Petroleum Corp               COM           674599105      515    6000   SH           Other                           6000
Oneok Partners LP                       UNIT LTD PTN  68268N103    12698  236250   SH         Defined          236250
Oracle Corp Com                         COM           68389X105      247    8301   SH         Defined            8301
Pepsico Inc.                            COM           713448108      286    4054   SH         Defined            4054
Pepsico Inc.                            COM           713448108      184    2600   SH           Other                           2600
Pfizer Inc.                             COM           717081103      342   14855   SH         Defined           14855
Pfizer Inc.                             COM           717081103      465   20200   SH           Other                          20200
Phillip Morris International, Inc.      COM           718172109      519    5949   SH         Defined            5949
Phillip Morris International, Inc.      COM           718172109      262    3000   SH           Other                           3000
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     5121  199091   SH         Defined          199091
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105    15369  190193   SH         Defined          190193
Potash Corp Sask Inc                    COM           73755L107      342    7820   SH         Defined            7820
Powershares Db Commodity Indextracking  UNIT BEN INT  73935S105     2485   96500   SH         Defined           96500
Powershares DB US Dollar Index Bullish  DOLL INDX BLL 73936D107      330   14702   SH         Defined           14702
Praxair                                 COM           74005P104      300    2763   SH         Defined            2763
Procter & Gamble Co.                    COM           742718109     1433   23389   SH         Defined           23389
Procter & Gamble Co.                    COM           742718109      466    7600   SH           Other                           7600
Royal Caribbean Cruises Ltd Shs         COM           V7780T103       94    3600   SH         Defined            3600
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      221    8500   SH           Other                           8500
Royal Dutch Shell Petroleum ADR         SPONS ADR A   780259206      308    4566   SH         Defined            4566
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     1756  117175   SH         Defined          117175
Sanmina-sci Corp Common New             COM NEW       800907206      197   24000   SH         Defined           24000
Sanmina-sci Corp Common New             COM NEW       800907206      180   22000   SH           Other                          22000
Schein Henry Inc Common                 COM           806407102      479    6100   SH           Other                           6100
Schlumberger Limited                    COM           806857108      467    7200   SH         Defined            7200
Schlumberger Limited                    COM           806857108      149    2303   SH           Other                           2303
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506      986   14863   SH         Defined           14863
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308    97869 2815482   SH         Defined         2815482
Southwest Airls Co Com                  COM           844741108      111   12000   SH         Defined           12000
Southwest Airls Co Com                  COM           844741108      258   28000   SH           Other                          28000
SPDR Gold Trust                         GOLD SHS      78463V107    87550  564150   SH         Defined          564150
SPDR Gold Trust                         GOLD SHS      78463V107        9      60   SH           Other                             60
Targa Resources Partners LP             COM UNIT      87611X105     5533  155210   SH         Defined          155210
Tiffany and Co.                         COM           886547108      530   10000   SH           Other                          10000
Toronto Dominon Bk Ont                  COM NEW       891160509      477    6100   SH           Other                           6100
Toyota Mtr Corp                         SP ADR REP2CM 892331307      966   12000   SH         Defined           12000
United Technologies Co                  COM           913017109      515    6815   SH         Defined            6815
United Technologies Co                  COM           913017109      378    5000   SH           Other                           5000
Unum Group Common                       COM           91529Y106      430   22500   SH         Defined           22500
Unum Group Common                       COM           91529Y106      517   27000   SH           Other                          27000
Valero Energy New                       COM           91913Y100       92    3800   SH         Defined            3800
Valero Energy New                       COM           91913Y100      109    4500   SH           Other                           4500
Vanguard Natural Resources LLC          COM UNIT      92205F106     4298  165566   SH         Defined          165566
Verifone Sys Inc Common                 COM           92342Y109      331   10000   SH           Other                          10000
Verizon Communications                  COM           92343V104      258    5806   SH         Defined            5806
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209       30    1082   SH         Defined            1082
Vodafone Group Plc New Sponsored ADR    SPONS ADR NEW 92857W209      287   10200   SH           Other                          10200
Vornado Rlty Tr Common                  SH BEN INT    929042109      262    3114   SH         Defined            3114
Vornado Rlty Tr Common                  SH BEN INT    929042109      342    4075   SH           Other                           4075
Walgreen Co Com                         COM           931422109      529   17900   SH           Other                          17900
Walmart Stores Inc.                     COM           931142103      273    3914   SH         Defined            3914
Walt Disney Co.                         COM DISNEY    254687106      412    8489   SH         Defined            8489
Walt Disney Co.                         COM DISNEY    254687106      740   15250   SH           Other                          15250
Wells Fargo & Co New Com                COM           949746101      201    6000   SH         Defined            6000
Wells Fargo & Co New Com                COM           949746101      502   15000   SH           Other                          15000
Western Gas Partners L.P.               COM UNIT LP   958254104     6536  149801   SH         Defined          149801
Williams Partners Common Unit LP        COM UNIT L P  96950F104     3910   74847   SH         Defined           74847
Wpx Energy Inc Common                   COM           98212B103      196   12100   SH         Defined           12100
Wpx Energy Inc Common                   COM           98212B103      243   15000   SH           Other                          15000
Xl Group Plc, Dublin Shs                SHS           G98290102      105    5000   SH         Defined            5000
Xl Group Plc, Dublin Shs                SHS           G98290102      118    5600   SH           Other                           5600
Yamana Gold Inc.                        COM           98462Y100      408   26500   SH         Defined           26500
Yamana Gold Inc.                        COM           98462Y100      631   41000   SH           Other                          41000
Yum Brands Inc Com                      COM           988498101      229    3560   SH         Defined            3560